Long-term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
Long-term Debt
Long-term Debt

As part of the Company's Asset/Liability management strategy, management utilized a FHLB fixed borrowing product during the second quarter of 2011 when it obtained $25.0 million in borrowings with a two year maturity due March 18, 2013 and interest rate of 1.01%. There was $25.0 million outstanding on this borrowing at December 31, 2011 which was collateralized by $45.0 million of loans of the Bank.

During the fourth quarter of 2010 the Company paid off a $25.0 million FHLB convertible select borrowing product which had a five year maturity and a six month conversion term at an initial interest rate of 4.29% and incurred a $1.6 million prepayment charge.

On June 15, 2000, the Company issued $5.0 million of 11% fixed rate Trust Capital Securities to Commerce Bancorp LLC through Trust I, a Delaware business trust subsidiary. The Trust Capital Securities evidenced a preferred ownership interest in the Trust, of which the Company owned 100% of the common equity. The proceeds from the issuance of the Trust Capital Securities were invested in substantially similar Junior Subordinated Debt of the Company. The Company unconditionally guaranteed the Trust Capital Securities. Interest on the debt was payable quarterly in arrears on March 31, June 30, September 30 and December 31 of each year. The Trust Capital Securities was scheduled to mature on June 15, 2030. The Company had the option to redeem in whole or in part beginning on or after June 15, 2010 at a premium to the principal amount plus accrued interest, with the redemption price set to decline annually until June 2020, at which time the securities could be redeemed at 100% of the principal. During the fourth quarter of 2011, the Company repurchased and retired the $5.0 million of Trust Capital Securities and incurred a $75,000 early repayment charge in doing so.

On September 28, 2001, the Company issued $8.0 million of 10% fixed rate Trust Capital Securities to Commerce Bancorp LLC through Trust II, a Delaware business trust subsidiary. The Trust Capital Securities evidence a preferred ownership interest in the Trust II of which the Company owns 100% of the common equity. The proceeds from the issuance of the Trust Capital Securities were invested in substantially similar Junior Subordinated Debt of the Company. The Company unconditionally guarantees the Trust Capital Securities. Interest on the debt is payable quarterly in arrears on March 31, June 30, September 30 and December 31 of each year. . The Trust Capital Securities are scheduled to mature on September 28, 2031. The Trust Capital Securities may be redeemed in whole or in part at the option of the Company on or after September 28, 2011 at 105.00% of the principal plus accrued interest, if any. The redemption price declines by 0.50% on September 28th of each year from 2012 through 2021 at which time the securities may be redeemed at 100% of the principal plus accrued interest, if any, to the date fixed for redemption, subject to certain conditions. All $8.0 million of the Trust Capital Securities qualifies as Tier 1 capital for regulatory capital purposes.

On September 29, 2006, the Company issued $15.0 million of 7.75% fixed rate Trust Capital Securities to TD Bank, N.A. through Trust III, a Delaware business trust subsidiary. The issuance of the Trust Capital Securities has similar properties as Trust II. The Trust Capital Securities evidence a preferred ownership interest in Trust III of which the Company owns 100% of the common equity. The proceeds from the issuance of the Trust Capital Securities were invested in substantially similar Junior Subordinated Debt of the Company. The Company unconditionally guarantees the Trust Capital Securities. Interest on the debt is payable quarterly with similar terms as in Trust II. The Trust Capital Securities are scheduled to mature on September 29, 2036. The Trust Capital Securities may be redeemed in whole or in part at the option of the Company on or after September 29, 2011 at 100.00% of the principal plus accrued interest, if any. All $15.0 million of the Trust Capital Securities qualifies as Tier 1 capital for regulatory capital purposes.

The remaining $1.2 million in long-term debt represents the Company's ownership interest in the non-bank subsidiary Trusts.

The scheduled maturities for long-term debt over the next five years and thereafter are as follows:

(in thousands)
2012-2016	$25,000
Thereafter	24,200
Total	$49,200